February 19, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Esoterica Thematic Trust

Dear Sir/Madam:

On behalf of Esoterica Thematic Trust (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Fund’s Registration Statement under the Securities Act of 1933.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ JoAnn M. Strasser

JoAnn M. Strasser